Segment and Revenue Analysis - Schedule of Long Lived Assets by Geographical Region (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long Lived Assets by Geographical Region [Line Items]
Total	$ 35,679,321	$ 37,913,157
Mainland China [Member]
Schedule of Long Lived Assets by Geographical Region [Line Items]
Total	27,572,840	31,389,546
Hong Kong [Member]
Schedule of Long Lived Assets by Geographical Region [Line Items]
Total	169,718	96,070
Australia [Member]
Schedule of Long Lived Assets by Geographical Region [Line Items]
Total	3,710,519	5,589,164
US [Member]
Schedule of Long Lived Assets by Geographical Region [Line Items]
Total	4,226,244	254,497
Others foreign countries and regions [Member]
Schedule of Long Lived Assets by Geographical Region [Line Items]
Total		$ 583,880